SUPPLEMENT TO THE PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION
OF WELLS FARGO U.S. EQUITY FUNDS
For the Wells Fargo C&B Mid Cap Value Fund (the “Fund”)

Effective immediately, Wesley Lim, CFA is added as a portfolio manager to the Fund.
I. Prospectus Effective immediately, the Fund Management table included in the section entitled “Fund Summary” for the Fund is replaced to reflect the addition of the portfolio manager.

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Cooke & Bieler, L.P.

Andrew B. Armstrong, CFA, Portfolio Manager / 2015
Wesley Lim, CFA, Portfolio Manager / 2019
Steve Lyons, CFA, Portfolio Manager / 2009
Michael M. Meyer, CFA, Portfolio Manager / 1998
Edward W. O’Connor, CFA, Portfolio Manager / 2002
R. James O’Neil, CFA, Portfolio Manager / 1998
Mehul Trivedi, CFA, Portfolio Manager / 1998
William Weber, CFA, Portfolio Manager / 2011

In addition, the section entitled “The Sub-Advisers and Portfolio Managers” is supplemented with the following:

Wesley Lim, CFA C&B Mid Cap Value Fund

Mr. Lim joined Cooke & Bieler in 2018, where he currently serves as a Portfolio Manager. Prior to joining Cooke & Bieler, he worked in various capacities for the Government of Singapore before receiving his MBA from the Wharton School of Business.

II. Statement of Additional Information In the section entitled “Manager and Other Service Providers - Portfolio Managers”, the Management of Other Accounts and Beneficial Ownership tables are amended to add the following information:

Wesley Lim, CFA[1]	Registered Investment Companies
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
1.	Wesley Lim, CFA became a portfolio manager of the Fund on August 1, 2019. The information presented in this table is as of September 30, 2018, at which time Wesley Lim, CFA was not a portfolio manager of the Fund.

Portfolio Manager Fund Holdings
Sub-Adviser / Portfolio Manager	Fund	Dollar Range of Holdings in Fund
Wesley Lim, CFA[1]	C&B Mid Cap Value Fund	$1-$10,000
1.	Wesley Lim, CFA became a portfolio manager of the Fund on August 1, 2019. The information presented in this table is as of September 30, 2018, at which time Wesley Lim, CFA was not a portfolio manager of the Fund.

August 1, 2019	SCAM089/P203SP2